ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - NOTES TO FINANCIAL STATEMENT SCHEDULE 1 - Additional Information (Detail) - Parent Company [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Net assets restricted from distribution	$ 740,000
Cash dividend received	$ 0	$ 0	$ 0
Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage threshold of restricted net assets of consolidated and unconsolidated subsidiaries	25.00%